Supplemental disclosure on comprehensive income statement	12 Months Ended
Dec. 31, 2022
Supplemental disclosure on comprehensive income statement
Supplemental disclosure on comprehensive income statement
24. Supplemental disclosure on

comprehensive income statement
The amount

of

inventories

recognized

in cost

of sales

is $
844,304

for the

year

ended December

31,

2022 ($
326,279

in
2021).
The aggregate amortization

and write-off of

intangible assets expense

for the

year ended December 31, 2022

was $
878,030
(2021 - $ 465,913 ) and was recorded in cost of sales and services.
Depreciation

on

property

and

equipment

amounted

to

$
603,894

and

ROU

assets

was

$
635,828

for

the year

ended
December 31, 2022, as

compared to (2021 -

$
356,103

and $
570,411

respectively) and is

recorded in selling,

general and
administrative.

Employee

benefits

totaled

$
18,115,284

in

the year

ended

December 31,

2022

(2021 -

$
21,855,957
)

and

include

share-
based compensation of $ 5,538,463

(2021 - $
9,762,745
).

The Company

has been

awarded various

government grants

during the year,

which were

recognized when

they became
receivable. The

grants, received

in 2022,

are unconditional

and amounted

to $
204,791

(2021 - $
226,420
). An

amount of
$ Nil

(2021 - $
149,575
) was

recorded as

a reduction

to the

related expenses

in research

and development,

an amount

of
$ 204,791

(2021 - $
76,845
) was recorded as a reduction to the related expenses

in selling, general and administrative.